SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit International Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.6%
Asia - 31.0%
Australia - 5.1%
Atlassian Corp., PLC *	1,825	384,637
BHP Group, Ltd., ADR	1,300	90,207
CSL, Ltd.	1,175	236,192
Lynas Rare Earths, Ltd. *	17,200	80,606
Macquarie Group, Ltd.	2,600	301,813
Rio Tinto, PLC, ADR	4,400	341,660
Westpac Banking Corp., ADR	4,425	82,128

		1,517,243

China/Hong Kong - 11.1%
AIA Group, Ltd.	32,200	390,587
Alibaba Group Holding, Ltd., ADR *	2,350	532,815
Baidu, Inc., ADR *	2,175	473,171
Budweiser Brewing Co. APAC, Ltd.	21,500	64,162
China Tower Corp., Ltd.	1,342,000	198,518
CSPC Pharmaceutical Group, Ltd.	262,960	317,956
ENN Energy Holdings, Ltd.	18,400	295,144
Ping An Insurance Group Co. of China, Ltd.	33,500	398,815
Tencent Holdings, Ltd.	8,100	635,572

		3,306,740

Japan - 9.1%
Astellas Pharma, Inc.	17,700	272,074
Keyence Corp.	1,000	454,008
Recruit Holdings Co., Ltd.	11,200	546,319
Shiseido Co., Ltd.	4,100	274,827
Sony Group Corp., ADR	6,300	667,863
Terumo Corp.	13,100	473,126

		2,688,217

Singapore - 2.2%
DBS Group Holdings, Ltd.	15,600	333,872
Sea, Ltd., ADR *	400	89,292
Singapore Technologies Engineering, Ltd.	78,400	226,714

		649,878

South Korea - 3.5%
LG Chem, Ltd.	975	693,506
Samsung Electronics Co., Ltd., GDR	185	337,440

		1,030,946

Europe - 57.5%
Denmark - 1.2%
Bavarian Nordic *	7,550	340,885

France - 7.8%
AXA SA	11,750	315,338
Dassault Systemes SE	2,625	561,489
Faurecia SE *	118	6,305
Safran SA *	3,200	435,494

Name of Issuer	Quantity	Fair Value ($)
Schneider Electric SE	5,000	763,721
Talend SA, ADR *	3,700	235,468

		2,317,815

Germany - 6.4%
adidas AG *	1,630	508,842
Allianz SE	2,250	572,703
Deutsche Post AG	4,150	227,372
Muenchener Rueckversicherungs AG	435	133,959
Siemens AG	2,575	422,758
Siemens Energy AG *	1,112	39,917

		1,905,551

Ireland - 2.5%
CRH, PLC, ADR	4,800	225,504
Linde, PLC	500	140,070
STERIS, PLC	1,950	371,436

		737,010

Netherlands - 4.9%
ASML Holding NV	1,450	895,172
Koninklijke Philips NV *	5,866	334,538
Stellantis NV	12,350	219,706

		1,449,416

Spain - 3.5%
Cellnex Telecom SA	7,733	445,263
Iberdrola SA	45,900	591,289

		1,036,552

Sweden - 2.4%
Hexagon AB	3,800	350,524
Telefonaktiebolaget LM Ericsson, ADR	27,500	362,725

		713,249

Switzerland - 14.8%
Garmin, Ltd.	3,600	474,660
Interroll Holding AG	120	424,060
Logitech International SA	6,650	694,925
Lonza Group AG	840	469,614
Nestle SA	5,550	618,565
Novartis AG	4,325	369,603
Partners Group Holding AG	490	625,753
Roche Holding AG	1,320	426,593
Zurich Insurance Group AG	680	290,231

		4,394,004

United Kingdom - 14.0%
Ashtead Group, PLC	9,600	572,659
AstraZeneca, PLC, ADR	8,300	412,676
BAE Systems, PLC	52,600	366,198
Coca-Cola European Partners, PLC	5,400	281,664
Dechra Pharmaceuticals, PLC	6,300	297,902

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Diageo, PLC, ADR	2,775	455,683
Entain, PLC *	13,925	291,411
HomeServe, PLC	22,975	380,397
London Stock Exchange Group, PLC	5,100	487,942
Reckitt Benckiser Group, PLC	3,100	277,702
RELX, PLC	12,275	308,339

		4,132,573

Latin America - 1.5%
Argentina - 1.5%
Globant SA *	2,225	461,932

North America - 6.6%
Canada - 3.2%
Alimentation Couche-Tard, Inc.	7,400	238,599
BRP, Inc.	2,925	253,630
Colliers International Group, Inc.	1,600	157,184
Waste Connections, Inc.	2,750	296,945

		946,358

United States - 3.4%
Broadcom, Inc.	1,025	475,251
Euronet Worldwide, Inc. *	1,775	245,482
Mondelez International, Inc.	4,800	280,944

		1,001,677

Total Common Stocks (cost: $17,470,268)		28,630,046

Investment Companies - 1.2%
iShares MSCI India ETF	8,700	366,966

(cost: $258,117)
Short-Term Securities - 2.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	607,479	607,479

(cost: $607,479)
Total Investments in Securities - 99.9% (cost: $18,335,864)		29,604,491
Other Assets and Liabilities, net - 0.1%		20,257

Total Net Assets - 100.0%		$29,624,748

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.2%
Health Technology	13.5
Electronic Technology	12.5
Technology Services	12.2
Producer Manufacturing	11.4
Consumer Non-Durables	9.3
Consumer Durables	3.8
Utilities	3.0
Process Industries	2.8
Retail Trade	2.6
Non-Energy Minerals	2.5
Communications	2.2
Consumer Services	2.0
Commercial Services	1.8
Industrial Services	1.0
Transportation	0.8
Investment Companies	1.2
Short-Term Securities	2.1

99.9
Other Assets and Liabilities, net	0.1

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	461,932	—	—	461,932
Australia	1,517,243	—	—	1,517,243
Canada	946,358	—	—	946,358
China/Hong Kong	3,306,740	—	—	3,306,740
Denmark	340,885	—	—	340,885
France	2,317,815	—	—	2,317,815
Germany	1,905,551	—	—	1,905,551
Ireland	737,010	—	—	737,010
Japan	2,688,217	—	—	2,688,217
Netherlands	1,449,416	—	—	1,449,416
Singapore	649,878	—	—	649,878
South Korea	1,030,946	—	—	1,030,946
Spain	1,036,552	—	—	1,036,552
Sweden	713,249	—	—	713,249
Switzerland	4,394,004	—	—	4,394,004
United Kingdom	4,132,573	—	—	4,132,573
United States	1,001,677	—	—	1,001,677
Investment Companies	366,966	—	—	366,966
Short-Term Securities	607,479	—	—	607,479

Total:	29,604,491	—	—	29,604,491

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2021	3